Provisions - Provision for off-balance-sheet risk (Details) - Provisions for off-balance sheet risk - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Other provisions.	$ 1,539	$ 1,108
Available lines of credit cards and non-revolving consumer loans
Disclosure of other provisions [line items]
Other provisions.	1,301	941
Guarantees and loan commitments of commercial and public sector loans
Disclosure of other provisions [line items]
Other provisions.	$ 238	$ 167